Hybrid bonds (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 07, 2024	Dec. 31, 2023
Hybrid Bond [Line Items]
Amount		₩ 0	₩ 229,373
Korea South-East Power Co., Ltd. | 2nd hybrid bond
Hybrid Bond [Line Items]
Issue date	[1],[2]	Dec. 07, 2012
Maturity date	[1],[2]	Dec. 06, 2042
Yield (%)	[1],[2]	5.10%
Amount	[1],[2]	₩ 0	230,000
Hybrid bonds, repayment term		12 years
Options interest rate				5.10%	4.44%
Expense of issuance
Hybrid Bond [Line Items]
Amount		₩ 0	₩ (627)

[1]	2nd hybrid bond was redeemed during the year ended December 31, 2025.
[2]	Bondholders may not require prepayment in any case, and the Company has a call option to repay all of these bonds on or after 12 years from the date of issuance of the bonds, or on each interest payment date henceforth. In addition, there is a step-up clause from the date of the initial call option exercise. Although these instruments have contractual maturity dates, the contractual agreements allow the Company to indefinitely extend the maturity dates and defer the payment of interest without modification to the other terms of the instruments. When the Company decides not to pay dividends on common shares, they are not required to pay interest on the hybrid bonds. From December 7, 2024, the date when the call option becomes exercisable for the first time, the interest rate has increased from 4.44% to 5.10% due to the application of the step-up provision.